Capital Stock - Net Income (loss) Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Basic:
Loss from continuing operations	$ (372)	$ (1,096)
Loss from discontinued operations	0	(238)
NET LOSS ATTRIBUTABLE TO COMMON STOCK	$ (372)	$ (1,334)
Loss from continuing operations, shares	378	377
Loss from discontinued operations, shares	378	377
Loss attributable to common stock, shares	378	377
Basic loss from continuing operations, per share	$ (0.98)	$ (2.91)
Basic loss from discontinued operations, per share	0.00	(0.63)
Basic net loss per share	$ (0.98)	$ (3.54)
Effect of Dilutive Securities:
Stock options and other, shares	0	0
Diluted:
Loss from continuing operations	$ (372)	$ (1,096)
Loss from discontinued operations	0	(238)
Loss attributable to common stock	$ (372)	$ (1,334)
Loss from continuing operations, shares	378	377
Loss from discontinued operations, shares	378	377
Loss attributable to common stock, shares	378	377
Diluted loss from continuing operations, per share	$ (0.98)	$ (2.91)
Diluted loss from discontinued operations, per share	0.00	(0.63)
Diluted net loss per share	$ (0.98)	$ (3.54)